Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade and other payables [text block]
	March 31, 2020	March 31, 2019
Trade payables	3,889,390	2,971,821
Advance from customers	413,378	463,450
Accrued expenses	4,212,423	4,129,534
Other payables	558,667	584,731
	9,073,859	8,149,536

Financial liabilities included in trade and other payables	8,366,215	7,447,426